Subsequent events (Details Narrative)	May 08, 2025 $ / shares shares	Apr. 11, 2025 SGD ($) $ / shares shares	Feb. 27, 2025 USD ($)	Feb. 27, 2025 SGD ($)	Jan. 08, 2025 USD ($)	Jan. 08, 2025 SGD ($)	Jan. 02, 2025 USD ($)	Jan. 02, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Subsequent Event [Line Items]
Working capital									$ 3,223,552	$ 4,384,999	$ 3,223,552	$ 2,990,424
Subsequent Event [Member]
Subsequent Event [Line Items]
Public offering price | $ / shares		$ 4.00
Gross proceeds | $		$ 12,000,000.0
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues | shares	450,000	3,000,000
Share price | $ / shares	$ 4.00	$ 4.00
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Initial public offering | shares		3,000,000
Baptista Carl Marc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Working capital					$ 102,918	$ 140,000	$ 147,026	$ 200,000
Teo Peng Kwang [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Working capital			$ 223,179	$ 303,590